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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended December 31, 2003
                                                       -----------------

                 Check here if Amendment [_]: Amendment Number: _________

                        This Amendment (Check only one):

                          [_] is a restatement.

                          [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: David M. Knott
      --------------------------------------------------------------------------

Address: 485 Underhill Boulevard
         -----------------------------------------------------------------------
         Suite 205
         -----------------------------------------------------------------------
         Syosset, NY  11791
         -----------------------------------------------------------------------

Form 13F File Number: 28-03121
                         -------------------------------------------------------

                      The institutional investment manager filing this report
               and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name: David M. Knott
      --------------------------------------------------------------------------

Title: Investment Manager
       -------------------------------------------------------------------------

Phone: (516) 364-0303
       -------------------------------------------------------------------------

Signature, Place and Date of Signing:

/s/ David M. Knott
--------------------------------------------------------------------------------
[Signature]

Syosset, New York
--------------------------------------------------------------------------------
[City, State]

February 11, 2004
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         1
         -----------------------------------------------------------------------

Form 13F Information Table Entry Total:

         171
         -----------------------------------------------------------------------

Form 13F Information Table Value Total:

        $907,177            (thousands)
         -------------------

List of Other Included Managers:   Dorset Management Corporation ("Dorset")

                                                     Form 13F Information Table

------------------------------------------------------------------------------------------------------------------------------------
              Column 1               Column 2  Column 3     Column 4         Column 5        Column 6   Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------
           Name of Issuer            Title of   CUSIP        Value     Shrs or  SH/   Put/  Investment   Other     Voting Authority
                                      Class                   ($)      prn amt  PRN   Call  discretion  Managers
                                                                                                                  ------------------
                                                                                                                  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Alberto-Culver Company               Common    013068200    1,444,532   22,900   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
Alberto-Culver Company               Common    013068200      948,723   15,040   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Ambac Financial Group Inc.           Common    023139108   11,379,960  164,000   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
Ambac Financial Group Inc.           Common    023139108   10,672,182  153,800   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
American Int'l Group Inc.            Common    026874107   26,512,000  400,000   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
American Int'l Group Inc.            Common    026874107   24,365,853  367,620   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
American Medical Sec Group Inc.      Common    02744P101    1,816,020   81,000   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
American Medical Sec Group Inc.      Common    02744P101    1,560,432   69,600   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
American Service Group Inc.          Common    02364L109    6,059,441  196,200   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
American Service Group Inc.          Common    02364L109    5,024,176  162,700   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.             Common    032511107    7,651,500  150,000   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Applied Digital Solutions            Common    038188108      108,801  231,000   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
Applied Digital Solutions            Common    038188108       47,705  101,500   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Applied Graphics Technologies Inc.   Common    037937208      215,050  253,000   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
Applied Graphics Technologies Inc.   Common    037937208      184,450  217,000   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Aristotle Corp.                      Common    040448201       17,576    3,380   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
Astro Power, Inc.                    Common    04644A101       11,083   17,050   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Bayview Capital Corp.                Common    07262L101    1,282,555  599,325   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
Bayview Capital Corp.                Common    07262L101    1,074,659  502,177   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Beazer Home's USA Inc.               Common    07556Q105   30,274,600  310,000   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
Beazer Home's USA Inc.               Common    07556Q105   27,901,462  285,700   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------

                                                     Form 13F Information Table

------------------------------------------------------------------------------------------------------------------------------------
              Column 1              Column 2     Column 3   Column 4           Column 5        Column 6   Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
           Name of Issuer        Title of Class   CUSIP      Value      Shrs or   SH/    Put/ Investment   Other    Voting Authority
                                                              ($)       prn amt   PRN    Call discretion  Managers
                                                                                                                    ----------------
                                                                                                                    Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
Benihana Inc.                   Common          082047200   1,648,607    129,100  SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Benihana Inc.                   Common          082047200   1,498,176    117,320  SH            DEFINED    Dorset    X
------------------------------------------------------------------------------------------------------------------------------------
Butler International Inc.       Common          123649105     813,890    539,000  SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Butler International Inc.       Common          123649105     508,115    336,500  SH            DEFINED    Dorset    X
------------------------------------------------------------------------------------------------------------------------------------
Calpine Corp.                   Common          131347106   1,381,432    287,200  SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Calpine Corp.                   Common          131347106       6,253      1,300  SH            DEFINED    Dorset    X
------------------------------------------------------------------------------------------------------------------------------------
Calypte Biomedical              Common          131722605     731,631  1,573,400  SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Calypte Biomedical              Common          131722605     657,220  1,428,739  SH            DEFINED    Dorset    X
------------------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd. Common          136385101  20,663,590    410,000  SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd. Common          136385101  24,222,240    480,600  SH            DEFINED    Dorset    X
------------------------------------------------------------------------------------------------------------------------------------
Caremark RX Inc.                Common          141705131   7,629,396    301,200  SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Caremark RX Inc.                Common          141705131   6,817,316    269,140  SH            DEFINED    Dorset    X
------------------------------------------------------------------------------------------------------------------------------------
Cavco Industries                Common          149568107     388,220     16,175  SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Cavco Industries                Common          149568107     352,704     14,696  SH            DEFINED    Dorset    X
------------------------------------------------------------------------------------------------------------------------------------
Cellegy Pharmaceuticals         Common          15115L103     405,855    130,500  SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Cellegy Pharmaceuticals         Common          15115L103     262,795     84,500  SH            DEFINED    Dorset    X
------------------------------------------------------------------------------------------------------------------------------------
Centex Construction Products    Common          15231R109   3,230,472     53,600  SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Centex Construction Products    Common          15231R109   2,966,489     49,220  SH            DEFINED    Dorset    X
------------------------------------------------------------------------------------------------------------------------------------
Centex Corporation              Common          152312104  34,448,000    320,000  SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Centex Corporation              Common          152312104  31,189,434    289,730  SH            DEFINED    Dorset    X
------------------------------------------------------------------------------------------------------------------------------------
CINAR Corporation               Common          171905300      60,287     16,700  SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
CINAR Corporation               Common          171905300      51,190     14,180  SH            DEFINED    Dorset    X
------------------------------------------------------------------------------------------------------------------------------------

                                                     Form 13F Information Table

------------------------------------------------------------------------------------------------------------------------------------
              Column 1               Column 2  Column 3     Column 4          Column 5       Column 6   Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------
           Name of Issuer            Title of   CUSIP        Value     Shrs or  SH/   Put/  Investment   Other     Voting Authority
                                      Class                   ($)      prn amt  PRN   Call  discretion  Managers  ------------------
                                                                                                                  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Citadel Security Software Inc.       Common    17288Q109     808,260   212,700   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
Citadel Security Software Inc.       Common    17288Q109     734,540   193,300   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.                       Common    172967101  27,182,400   560,000   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.                       Common    172967101  25,064,114   516,360   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Click Software Technologies Inc.     Common    M25082104     517,344   126,800   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
Click Software Technologies Inc.     Common    M25082104     468,666   114,869   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Columbia Labs Inc.                   Common    197779101   4,871,160   773,200   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
Columbia Labs Inc.                   Common    197779101   6,032,987   957,617   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Connetics Corporation                Common    208192104   4,287,576   236,100   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
Connetics Corporation                Common    208192104   3,650,160   201,000   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Crucell NV                           Common    228769105   2,240,230   379,700   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
Crucell NV                           Common    228769105   2,037,270   345,300   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton Inc.                     Common    23331A109  58,574,040 1,354,000   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton Inc.                     Common    23331A109  51,986,407 1,201,720   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Danka Business Systems               Common    236277109   2,200,000   500,000   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
Danka Business Systems               Common    236277109   2,017,950   458,625   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                   Common    25179M103   4,008,200    70,000   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Exegenics Inc.                       Common    301610101     367,691   409,000   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
Exegenics Inc.                       Common    301610101     311,400   346,000   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third  Bancorp                 Common    316773100  18,912,000   320,000   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third  Bancorp                 Common    316773100  16,929,786   286,460   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
First Keystone Financial Inc         Common    320655103     955,500    35,000   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------

                                                     Form 13F Information Table

------------------------------------------------------------------------------------------------------------------------------------
              Column 1               Column 2  Column 3     Column 4         Column 5        Column 6   Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------
           Name of Issuer            Title of   CUSIP        Value     Shrs or  SH/   Put/  Investment   Other     Voting Authority
                                      Class                   ($)      prn amt  PRN   Call  discretion  Managers  ------------------
                                                                                                                  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
First Keystone Financial Inc         Common    320655103     778,050    28,500   SH           DEFINED    Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Foot Locker, Inc.                    Common    344849104   5,628,000   240,000   SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Foot Locker, Inc.                    Common    344849104   5,121,832   218,415   SH           DEFINED    Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Foot Locker Inc. @ 15 Exp. 1/05      Common    344849904      51,040        58   SH   Call      SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Foot Locker Inc. @ 15 Exp. 1/05      Common    344849904      36,960        42   SH   Call    DEFINED    Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Foot Star                            Common    344912100      70,455    18,300   SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Foot Star                            Common    344912100      54,670    14,200   SH           DEFINED    Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Fuel-Tech N.V.                       Common    359523107   1,210,905   341,100   SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Fuel-Tech N.V.                       Common    359523107   1,091,270   307,400   SH           DEFINED    Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Gemstar-TV Guide International       Common    36866W106   1,968,324   388,000   SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Gemstar-TV Guide International       Common    36866W106   1,267,500   250,000   SH           DEFINED    Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Gentiva Health Services              Common    37247A102   6,471,680   512,000   SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Gentiva Health Services              Common    37247A102   5,893,324   466,244   SH           DEFINED    Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.                        Common    372917104   4,015,859    81,474   SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.                        Common    372917104   3,099,552    62,884   SH           DEFINED    Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. @ 60 Exp 1/04          Common    372917954      26,160        24   SH   Puts      SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Hollinger International              Common    435569108   6,424,506   411,300   SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Hollinger International              Common    435569108   5,680,994   363,700   SH           DEFINED    Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Hollis-Eden Pharmaceutical           Common    435902101     464,622    42,200   SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Hollis-Eden Pharmaceutical           Common    435902101     404,067    36,700   SH           DEFINED    Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Imclone Systems                      Common    45245W109     832,860    21,000   SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Imclone Systems                      Common    45245W109     321,246     8,100   SH           DEFINED    Dorset     X
------------------------------------------------------------------------------------------------------------------------------------

                                                     Form 13F Information Table

------------------------------------------------------------------------------------------------------------------------------------
              Column 1               Column 2  Column 3     Column 4         Column 5        Column 6   Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------
           Name of Issuer            Title of   CUSIP        Value     Shrs or  SH/   Put/  Investment   Other     Voting Authority
                                      Class                   ($)      prn amt  PRN   Call  discretion  Managers  ------------------
                                                                                                                  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Information Resources Inc.           Common    456905108     207,900   115,500   SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Information Resources Inc.           Common    456905108     188,100   104,500   SH           DEFINED    Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
IONA Technologies plc                Common    46206P109     271,041    54,100   SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
IONA Technologies plc                Common    46206P109     177,354    35,400   SH           DEFINED    Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
iVillage Inc.                        Common    46588H105   3,196,940   893,000   SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
iVillage Inc.                        Common    46588H105   2,324,354   649,261   SH           DEFINED    Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Korea Fund                           Common    500634100   1,550,575    84,500   SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Korea Fund                           Common    500634100     963,742    52,520   SH           DEFINED    Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corp.                         Common    526057104  21,504,000   224,000   SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corp.                         Common    526057104  19,545,600   203,600   SH           DEFINED    Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corp. CLB                     Common    526057302   2,047,360    22,400   SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corp. CLB                     Common    526057302   1,846,280    20,200   SH           DEFINED    Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Live Person Inc. n                   Common    538146101     923,500   184,700   SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Live Person Inc.                     Common    538146101     609,500   121,900   SH           DEFINED    Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
M&T Bank                             Common    55261F104   5,947,150    60,500   SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
M&T Bank                             Common    55261F104   4,951,371    50,370   SH           DEFINED    Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Magna Entertainment Corp.            Common    559211107   6,065,050 1,201,000   SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Magna Entertainment Corp.            Common    559211107   5,570,473 1,103,064   SH           DEFINED    Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Mercer Int'l Inc.                    Common    588056101     248,285    39,100   SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Mercer Int'l Inc.                    Common    588056101     226,695    35,700   SH           DEFINED    Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Methanex Corp.                       Common    59151K108   3,270,984   292,000   SH             SOLE                X
------------------------------------------------------------------------------------------------------------------------------------
Methanex Corp.                       Common    59151K108   2,783,088   248,490   SH           DEFINED    Dorset     X
------------------------------------------------------------------------------------------------------------------------------------

                                                     Form 13F Information Table

------------------------------------------------------------------------------------------------------------------------------------
              Column 1               Column 2  Column 3     Column 4         Column 5        Column 6   Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------
           Name of Issuer            Title of   CUSIP        Value     Shrs or  SH/   Put/  Investment   Other     Voting Authority
                                      Class                   ($)      prn amt  PRN   Call  discretion  Managers
                                                                                                                  ------------------
                                                                                                                  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
MI Developments Inc.                 Common    55304X104   3,442,536   123,300   SH            SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
MI Developments Inc.                 Common    55304X104   3,129,832   112,100   SH          DEFINED     Dorset     X
-----------------------------------------------------------------------------------------------------------------------------------
Miramar Mining Corp.                 Common    60466E100   2,027,138   784,800   SH            SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
Miramar Mining Corp.                 Common    60466E100   1,770,396   686,200   SH          DEFINED     Dorset     X
-----------------------------------------------------------------------------------------------------------------------------------
Murphys Oil Corporation              Common    626717102   6,204,450    95,000   SH          DEFINED     Dorset     X
-----------------------------------------------------------------------------------------------------------------------------------
Nabi                                 Common    629519109   4,906,060   386,000   SH            SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
Nabi                                 Common    629519109   3,919,764   308,400   SH          DEFINED     Dorset     X
-----------------------------------------------------------------------------------------------------------------------------------
NEO Pharm Inc.                       Common    640919106  10,932,000   600,000   SH            SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
NEO Pharm Inc.                       Common    640919106   9,940,158   545,563   SH          DEFINED     Dorset     X
-----------------------------------------------------------------------------------------------------------------------------------
Norsk Hydro                          Common    656531605   2,088,840    33,800   SH          DEFINED     Dorset     X
-----------------------------------------------------------------------------------------------------------------------------------
Omni Vision Tech                     Common    682128103   2,431,000    44,000   SH            SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
Omni Vision Tech                     Common    682128103   1,734,850    31,400   SH          DEFINED     Dorset     X
-----------------------------------------------------------------------------------------------------------------------------------
Omnova Solutions Inc.                Common    682129101       5,760     1,200   SH            SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
Omnova Solutions Inc.                Common    682129101       4,992     1,040   SH          DEFINED     Dorset     X
-----------------------------------------------------------------------------------------------------------------------------------
Orthodontic Centers of America Inc.  Common    68750P103     368,690    45,800   SH          DEFINED     Dorset     X
-----------------------------------------------------------------------------------------------------------------------------------
PCTel Inc.                           Common    69325Q105   3,391,625   315,500   SH            SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
PCTel Inc.                           Common    69325Q105   3,087,400   287,200   SH          DEFINED     Dorset     X
-----------------------------------------------------------------------------------------------------------------------------------
Penwest Pharmaceuticals Co.          Common    709754105   5,579,712   322,900   SH            SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
Penwest Pharmaceuticals Co.          Common    709754105   5,187,456   300,200   SH          DEFINED     Dorset     X
-----------------------------------------------------------------------------------------------------------------------------------
Photo Medex Inc.                     Common    719358103     782,936   315,700   SH            SOLE                 X
-----------------------------------------------------------------------------------------------------------------------------------
Photo Medex Inc.                     Common    719358103     699,112   281,900   SH          DEFINED     Dorset     X
-----------------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co.                   Common    730448107   4,269,720    88,400   SH          DEFINED     Dorset     X
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Form 13F Information Table

------------------------------------------------------------------------------------------------------------------------------------
              Column 1               Column 2  Column 3     Column 4         Column 5        Column 6   Column 7       Column 8
------------------------------------------------------------------------------------------------------------------------------------
           Name of Issuer            Title of   CUSIP        Value     Shrs or  SH/   Put/  Investment   Other     Voting Authority
                                      Class                   ($)      prn amt  PRN   Call  discretion  Managers
                                                                                                                  ------------------
                                                                                                                  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Presstek                             Common    741113104    4,189,010  581,000   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
Presstek                             Common    741113104    3,813,369  528,900   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
QuadraMed Corp.                      Common    74730W101    2,370,955  894,700   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
QuadraMed Corp.                      Common    74730W101    2,155,245  813,300   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Quovadx Inc.                         Common    74913K106      288,091   58,794   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
Quovadx Inc.                         Common    74913K106      261,822   53,433   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Rainier Pacific Financial Group      Common    75087U101        7,307      459   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
RC2                                  Common    749388104    3,003,686  144,200   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
RC2                                  Common    749388104    2,727,689  130,950   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Scientific Games Corporation         Common    80874P109    5,847,862  344,600   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
Scientific Games Corporation         Common    80874P109    4,316,370  254,353   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Sotheby's Holdings Inc. -Class A     Common    835898107       71,032    5,200   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
SRS Labs Inc.                        Common    78464M106    1,062,687  113,900   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
SRS Labs Inc.                        Common    78464M106      963,789  103,300   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Sunguard Data Systems Inc.           Common    867363103    1,925,845   69,500   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
Sunguard Data Systems Inc.           Common    867363103    1,261,913   45,540   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
SWS Group Inc.                       Common    78503N107    1,763,606   99,079   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
SWS Group Inc.                       Common    78503N107      697,760   39,200   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
Talisman Energy Inc.                 Common    87425E103   10,344,465  182,500   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
Talisman Energy Inc.                 Common    87425E103   15,133,560  267,000   SH          DEFINED     Dorset     X
------------------------------------------------------------------------------------------------------------------------------------
The Stephan Co.                      Common    858603103      862,000  200,000   SH            SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------

                                                     Form 13F Information Table

---------------------------------------------------------------------------------------------------------------------------------
              Column 1          Column 2  Column 3     Column 4           Column 5       Column 6   Column 7       Column 8
---------------------------------------------------------------------------------------------------------------------------------
           Name of Issuer       Title of   CUSIP        Value       Shrs or  SH/   Put/  Investment   Other     Voting Authority
                                 Class                   ($)        prn amt  PRN   Call  discretion  Managers
                                                                                                               ------------------
                                                                                                               Sole  Shared  None
---------------------------------------------------------------------------------------------------------------------------------
The Stephan Co.                 Common    858603103      643,397     149,280  SH           DEFINED    Dorset    X
---------------------------------------------------------------------------------------------------------------------------------
Toll Brothers Inc.              Common    889478103    3,976,000     100,000  SH             SOLE               X
---------------------------------------------------------------------------------------------------------------------------------
Toll Brothers Inc.              Common    889478103    3,618,160      91,000  SH           DEFINED    Dorset    X
---------------------------------------------------------------------------------------------------------------------------------
Unocal Corp.                    Common    915289102    3,233,674      87,800  SH             SOLE               X
---------------------------------------------------------------------------------------------------------------------------------
Unocal Corp.                    Common    915289102   10,674,807     289,840  SH           DEFINED    Dorset    X
---------------------------------------------------------------------------------------------------------------------------------
Vasogen Inc.                    Common    92232F103    6,603,000     880,400  SH             SOLE               X
---------------------------------------------------------------------------------------------------------------------------------
Vasogen Inc.                    Common    92232F103    5,924,850     789,980  SH           DEFINED    Dorset    X
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Verso Technologies Inc.         Common    925317109    4,832,564   1,496,150  SH             SOLE               X
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Verso Technologies Inc.         Common    925317109    4,372,241   1,353,635  SH           DEFINED    Dorset    X
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Vignette Corp.                  Common    926734104      536,401     236,300  SH             SOLE               X
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Vignette Corp.                  Common    926734104      488,504     215,200  SH           DEFINED    Dorset    X
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WCI Communities Inc.            Common    92923C104    5,869,728     284,800  SH             SOLE               X
---------------------------------------------------------------------------------------------------------------------------------
WCI Communities Inc.            Common    92923C104    5,288,526     256,600  SH           DEFINED    Dorset    X
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Wells Fargo & Co.               Common    949746101   10,011,300     170,000  SH             SOLE               X
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Wells Fargo & Co.               Common    949746101    9,238,663     156,880  SH           DEFINED    Dorset    X
---------------------------------------------------------------------------------------------------------------------------------
Willis Group Holdings Ltd.      Common    G96655108   10,902,400     320,000  SH             SOLE               X
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Willis Group Holdings Ltd.      Common    G96655108    9,917,777     291,100  SH           DEFINED    Dorset    X
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Zions Bancorp                   Common    989701107    2,490,404      40,600  SH             SOLE               X
---------------------------------------------------------------------------------------------------------------------------------
Zions Bancorp                   Common    989701107    1,604,654      26,160  SH           DEFINED    Dorset    X
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                                GRAND       TOTAL    907,176,511  48,247,025
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

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